Accounts Receivable, Net	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

5.      ACCOUNTS RECEIVABLE, NET

Accounts receivable, net is comprised of the following:

	As of December 31,
	2023	2024	2024
	HK$	HK$	US$
Accounts receivable	34,618,901	25,125,372	3,234,596
Allowance for expected credit losses	(5,066,546)	(6,263,876)	(806,400)
Total	29,552,355	18,861,496	2,428,196

Movement of allowance for expected credit losses consists of the following:

	As of December 31,
	2023	2024	2024
	HK$	HK$	US$
Beginning balance	2,197,063	5,066,546	652,258
Addition	2,908,913	1,197,330	154,142
Written off	(39,430)	—	—
Ending balance	5,066,546	6,263,876	806,400